Credit risk management - Credit quality of gross credit risk exposures (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 1,137,152	$ 1,080,634
Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	877,963	815,230
Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	232,820	232,492
Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	26,369	32,912
Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	523,952	514,055
Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	435,544	419,208
Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	72,443	73,482
Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	15,965	21,365
Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,897	15,919
Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,060	4,677
Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,959	10,107
Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	878	1,135
Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	206,004	184,399
Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	87,984	71,782
Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	110,788	104,131
Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,232	8,486
Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	76,081	83,143
Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,230	82,536
Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Debt Securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	774	559
Debt securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,187	938
Debt securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	336	331
Debt securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Debt securities measured at amortised cost | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	774	559
Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure	20	1,048
Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	20	206
Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		842
All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	117,099	81,979
All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	116,466	81,563
All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	596	386
All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	37	30
Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	200,099	200,091
Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,659	155,258
Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	40,957	43,496
Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,483	1,337
Undrawn credit commitments classified as held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure	0	828
Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	991,646	993,311
Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	823,135	792,004
Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	166,142	197,417
Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,369	3,890
Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	432,532	456,919
Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	393,754	398,043
Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	36,862	55,631
Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,916	3,245
Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,096	13,698
Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,961	4,608
Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,903	8,780
Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	232	310
Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	170,134	164,968
Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	82,280	71,336
Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	87,770	93,457
Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	84	175
Performing - Stage 1 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,230	82,536
Performing - Stage 1 | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,230	82,536
Performing - Stage 1 | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure	20	992
Performing - Stage 1 | Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	20	206
Performing - Stage 1 | Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		786
Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	117,099	81,979
Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	116,466	81,563
Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	596	386
Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	37	30
Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	184,535	192,219
Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	150,424	153,712
Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	34,011	38,377
Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	100	130
Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	137,913	77,553
Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	54,828	23,226
Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	66,678	35,075
Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	16,407	19,252
Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	87,504	51,675
Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	41,790	21,165
Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	35,581	17,851
Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	10,133	12,659
Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,588	1,935
Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	99	69
Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,056	1,327
Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	433	539
Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	32,753	15,682
Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,704	446
Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	23,018	10,674
Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,031	4,562
Performing - Stage 2 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	851	607
Performing - Stage 2 | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Performing - Stage 2 | Debt Securities | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	774	559
Performing - Stage 2 | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		56
Performing - Stage 2 | Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		56
Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	15,217	7,598
Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,235	1,546
Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,946	5,119
Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,036	933
Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,593	9,770
Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,593	9,770
Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,916	5,461
Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,916	5,461
Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	213	286
Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	213	286
Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,117	3,749
Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,117	3,749
Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	347	274
Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	347	274
Parent Entity
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,060,058	994,355
Parent Entity | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	835,358	766,667
Parent Entity | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	201,678	198,409
Parent Entity | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	23,022	29,279
Parent Entity | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	467,675	455,904
Parent Entity | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	389,473	371,703
Parent Entity | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	63,424	64,026
Parent Entity | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	14,778	20,175
Parent Entity | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	12,825	14,699
Parent Entity | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,583	4,246
Parent Entity | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	7,532	9,564
Parent Entity | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	710	889
Parent Entity | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	174,913	151,712
Parent Entity | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	75,312	59,617
Parent Entity | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	93,451	85,049
Parent Entity | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,150	7,046
Parent Entity | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	70,021	77,789
Parent Entity | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	69,944	77,741
Parent Entity | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Parent Entity | Debt securities measured at amortised cost
Credit risk management
Total on and off balance sheet gross credit quality exposure	79	50
Parent Entity | Debt securities measured at amortised cost | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	2	2
Parent Entity | Debt securities measured at amortised cost | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Parent Entity | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		1,022
Parent Entity | Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure		180
Parent Entity | Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		842
Parent Entity | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,992	118,748
Parent Entity | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,534	118,449
Parent Entity | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	427	273
Parent Entity | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	31	26
Parent Entity | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	176,632	174,481
Parent Entity | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	138,512	134,731
Parent Entity | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	36,767	38,607
Parent Entity | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,353	1,143
Parent Entity | Undrawn credit commitments classified as held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure	0	828,000
Parent Entity | Performing - Stage 1
Credit risk management
Total on and off balance sheet gross credit quality exposure	928,225	917,148
Parent Entity | Performing - Stage 1 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	782,955	745,365
Parent Entity | Performing - Stage 1 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	143,267	168,362
Parent Entity | Performing - Stage 1 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,003	3,421
Parent Entity | Performing - Stage 1 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	381,637	402,389
Parent Entity | Performing - Stage 1 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	349,025	352,163
Parent Entity | Performing - Stage 1 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	30,966	47,301
Parent Entity | Performing - Stage 1 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,646	2,925
Parent Entity | Performing - Stage 1 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	11,266	12,821
Parent Entity | Performing - Stage 1 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	4,506	4,204
Parent Entity | Performing - Stage 1 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,582	8,386
Parent Entity | Performing - Stage 1 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	178	231
Parent Entity | Performing - Stage 1 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	144,436	136,617
Parent Entity | Performing - Stage 1 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	70,028	59,224
Parent Entity | Performing - Stage 1 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	74,339	77,251
Parent Entity | Performing - Stage 1 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	69	142
Parent Entity | Performing - Stage 1 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	69,944	77,741
Parent Entity | Performing - Stage 1 | Debt Securities | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	69,944	77,741
Parent Entity | Performing - Stage 1 | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		966
Parent Entity | Performing - Stage 1 | Assets held for sale | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure		180
Parent Entity | Performing - Stage 1 | Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		786
Parent Entity | Performing - Stage 1 | All other financial assets
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,992	118,748
Parent Entity | Performing - Stage 1 | All other financial assets | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	157,534	118,449
Parent Entity | Performing - Stage 1 | All other financial assets | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	427	273
Parent Entity | Performing - Stage 1 | All other financial assets | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	31	26
Parent Entity | Performing - Stage 1 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	162,950	167,866
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	131,918	133,404
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	30,953	34,365
Parent Entity | Performing - Stage 1 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	79	97
Parent Entity | Performing - Stage 2
Credit risk management
Total on and off balance sheet gross credit quality exposure	124,880	68,227
Parent Entity | Performing - Stage 2 | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	52,403	21,302
Parent Entity | Performing - Stage 2 | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	58,411	30,047
Parent Entity | Performing - Stage 2 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	14,066	16,878
Parent Entity | Performing - Stage 2 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	82,451	48,451
Parent Entity | Performing - Stage 2 | Loans | Housing | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	40,448	19,540
Parent Entity | Performing - Stage 2 | Loans | Housing | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	32,458	16,725
Parent Entity | Performing - Stage 2 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	9,545	12,186
Parent Entity | Performing - Stage 2 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	1,361	1,620
Parent Entity | Performing - Stage 2 | Loans | Personal | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	42
Parent Entity | Performing - Stage 2 | Loans | Personal | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	950	1,178
Parent Entity | Performing - Stage 2 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	334	400
Parent Entity | Performing - Stage 2 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	27,638	11,687
Parent Entity | Performing - Stage 2 | Loans | Business | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,284	393
Parent Entity | Performing - Stage 2 | Loans | Business | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	19,112	7,798
Parent Entity | Performing - Stage 2 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,242	3,496
Parent Entity | Performing - Stage 2 | Debt Securities
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Parent Entity | Performing - Stage 2 | Debt Securities | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	77	48
Parent Entity | Performing - Stage 2 | Assets held for sale
Credit risk management
Total on and off balance sheet gross credit quality exposure		56
Parent Entity | Performing - Stage 2 | Assets held for sale | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure		56
Parent Entity | Performing - Stage 2 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	13,353	6,365
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Strong
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,594	1,327
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Good/satisfactory
Credit risk management
Total on and off balance sheet gross credit quality exposure	5,814	4,242
Parent Entity | Performing - Stage 2 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	945	796
Parent Entity | Non-performing - Stage 3
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,953	8,980
Parent Entity | Non-performing - Stage 3 | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	6,953	8,980
Parent Entity | Non-performing - Stage 3 | Loans | Housing
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,587	5,064
Parent Entity | Non-performing - Stage 3 | Loans | Housing | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	3,587	5,064
Parent Entity | Non-performing - Stage 3 | Loans | Personal
Credit risk management
Total on and off balance sheet gross credit quality exposure	198	258
Parent Entity | Non-performing - Stage 3 | Loans | Personal | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	198	258
Parent Entity | Non-performing - Stage 3 | Loans | Business
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,839	3,408
Parent Entity | Non-performing - Stage 3 | Loans | Business | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	2,839	3,408
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments
Credit risk management
Total on and off balance sheet gross credit quality exposure	329	250
Parent Entity | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Credit risk management
Total on and off balance sheet gross credit quality exposure	$ 329	$ 250